Share Purchase Warrants and Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share Purchase Warrants and Stock Options [Abstract]
Share Purchase Warrants and Stock Options

13. Share Purchase Warrants and Stock Options

In connection with the issuance of new convertible debentures during December 2023 and January 2024, the associated warrants qualified for liability classification. The fair value of these warrants was $117,120 and $833,615 as of September 30, 2024 and December 31, 2023, respectively. This amount is included in warrant liabilities on the unaudited condensed consolidated balance sheet. The weighted-average remaining life on the share purchase warrants as of September 30, 2024 was 3.6 years. The weighted-average remaining life on the stock options as of September 30, 2024 was 4.1 years. With the exception of those issued during February 2021 and June 2021, the stock options outstanding at September 30, 2024 were subject to vesting terms.

During June 2024, current employees of the Company with outstanding underwater stock options were given the option of returning the existing options in exchange for new options with an exercise price based on the closing price on the date of the election. The exchanged options were considered canceled. The effective date of the election was June 21, 2024.

The following table summarizes the activity of share purchase warrants for the period of January 1, 2024 through September 30, 2024:

	Number of warrants	Weighted average exercise price	Intrinsic value
Balance at December 31, 2023	156,305	$22.50	$738,889
Granted	77,917	9.21	409,237
Exercised	-	-
Expired/forfeited	(67,778)	0.250	-
Outstanding at September 30, 2024	166,444	$25.81	$51,197
Exercisable at September 30, 2024	166,444	$25.81	$51,197

As of September 30, 2024, the following share purchase warrants were outstanding:

Number of warrants	Exercise price	Issuance Date	Expiry date	Remaining life
800	62.50	12/14/2021	12/14/2024	0.21
1,600	62.50	12/14/2021	12/14/2024	0.21
50,000	25.00	11/18/2022	11/18/2027	3.13
28,000	37.50	9/25/2023	9/25/2028	3.99
18,000	37.50	9/25/2023	9/25/2028	3.99
2,800	37.50	9/25/2023	9/25/2028	3.99
3,416	37.50	9/25/2023	9/25/2028	3.99
4,267	31.250	12/7/2023	12/7/2028	4.19
563	31.250	12/7/2023	12/7/2028	4.19
2,133	31.250	12/11/2023	12/11/2028	4.20
282	31.250	12/11/2023	12/11/2028	4.20
3,360	31.250	1/11/2024	1/11/2029	4.28
443	31.250	1/11/2024	1/11/2029	4.28
10,800	13.9000	5/9/2024	5/9/2029	4.61
22,000	10.00	5/16/2024	5/16/2029	4.63
16,240	12.50	5/23/2024	5/23/2029	4.65
1,740	11.2750	5/24/2024	5/24/2029	4.65
166,444

The following table summarizes the activity of stock options for the period of January 1, 2024 through September 30, 2024:

	Number of stock options	Weighted average exercise price	Intrinsic value
Balance at December 31, 2023	106,058	$45.00	$-
Issued	93,917	11.51	-
Exercised	-	-	-
Canceled/expired/forfeited	(81,387)	35.26	-
Outstanding at September 30, 2024	118,588	$24.33	$81,770
Exercisable at September 30, 2024	92,738	$27.50	$58,915

As of September 30, 2024, the following stock options were outstanding:

Number of stock options	Exercise price	Issuance Date	Expiry date	Remaining Life
3,845	145.00	2/23/2021	2/23/2026	1.40
13,051	63.63	8/18/2021	8/18/2026	1.88
741	134.95	11/3/2021	11/3/2026	2.09
481	46.83	3/21/2022	3/21/2027	2.47
381	26.25	5/16/2022	5/16/2027	2.62
480	21.88	9/28/2022	9/28/2027	2.99
2,400	75.00	2/8/2023	2/8/2026	1.36
261	28.75	2/27/2023	2/27/2028	3.41
1,513	27.50	5/30/2023	5/30/2028	3.67
1,064	31.23	7/18/2023	7/18/2028	3.80
454	18.55	10/24/2023	10/24/2028	4.07
83,164	11.28	6/21/2024	6/21/2029	4.73
26	10.75	6/21/2024	6/21/2029	4.73
332	10.30	6/21/2024	6/21/2029	4.73
5,701	14.78	6/21/2024	6/21/2029	4.73
4,694	12.25	9/30/2024	9/30/2029	5.00
118,588

The remaining stock-based compensation expense on unvested stock options was $146,581 as of September 30, 2024.

14. Share Purchase Warrants and Stock Options

On June 15, 2021, in connection with the 2021 merger transaction, the Company assumed High Wire’s share purchase warrants and stock options. As of June 15, 2021, the total fair value of High Wire’s share purchase warrants and stock options was $567,402.

As a result of the divesture of the ADEX Entities discussed in Note 3, Disposal of Subsidiary, the Company no longer had any derivative liabilities as of December 31, 2023 (refer to Note 8, Convertible debentures, for additional detail), and the Company’s outstanding share purchase warrants and stock options no longer qualified for fair value measurement as of the divestiture date. In connection with the issuance of new convertible debentures during December 2023, the associated warrants qualified for liability classification. The fair value of these warrants was $833,615 as of December 31, 2023. This amount is included in warrant liabilities on the consolidated balance sheet. The weighted-average remaining life on the share purchase warrants as of December 31, 2023 was 3.1 years. The weighted-average remaining life on the stock options as of December 31, 2023 was 3.6 years. With the exception of those issued during February 2021 and June 2021, the stock options outstanding at December 31, 2023 were subject to vesting terms.

The following table summarizes the activity of share purchase warrants for the period of December 31, 2022 through December 31, 2023:

	Number of warrants	Weighted average exercise price	Intrinsic value
Balance at December 31, 2022	52,400	$27.50	$-
Granted	103,905	21.05	805,185
Exercised	-	-	-
Expired/forfeited	-	-	-
Outstanding at December 31, 2023	156,305	$23.00	$738,889
Exercisable at December 31, 2023	111,861	$32.04	$-

As of December 31, 2023, the following share purchase warrants were outstanding:

Number of warrants	Exercise price	Issuance Date	Expiry date	Remaining life
800	62.50	12/14/2021	12/14/2024	0.96
1,600	62.50	12/14/2021	12/14/2024	0.96
50,000	25.00	11/18/2022	11/18/2027	3.88
28,000	37.50	9/25/2023	9/25/2028	4.74
18,000	37.50	9/25/2023	9/25/2028	4.74
2,800	37.50	9/25/2023	9/25/2028	4.74
3,416	37.50	9/25/2023	9/25/2028	4.74
4,267	31.250	12/7/2023	12/7/2028	4.94
29,630	0.250	12/7/2023	*	*
563	31.250	12/7/2023	12/7/2028	4.94
2,133	31.250	12/11/2023	12/11/2028	4.95
14,814	0.250	12/11/2023	*	*
282	31.250	12/11/2023	12/11/2028	4.95
156,305

*	These warrants expire five years from the date of a triggering event as defined in the terms of the agreements discussed in Note 8, Convertible Debentures.

The following table summarizes the activity of stock options for the period of December 31, 2022 through December 31, 2023:

	Number of stock options	Weighted average exercise price	Intrinsic value
Balance at December 31, 2022	48,137	$65.00	$89,238
Issued	62,869	28.68	-
Exercised	-	-	-
Cancelled/expired/forfeited	(4,948)	28.92	-
Outstanding at December 31, 2023	106,058	$45.32	$-
Exercisable at December 31, 2023	73,919	$52.50	$-

As of December 31, 2023, the following stock options were outstanding:

Number of stock options	Exercise price	Issuance Date	Expiry date	Remaining Life
3,845	145.00	2/23/2021	2/23/2026	2.15
13,274	62.50	6/16/2021	6/16/2026	2.46
402	62.13	8/11/2021	8/11/2026	2.61
23,070	63.63	8/18/2021	8/18/2026	2.63
741	134.95	11/3/2021	11/3/2026	2.84
481	46.83	3/21/2022	3/21/2027	3.22
381	26.25	5/16/2022	5/16/2027	3.38
4,823	21.88	9/28/2022	9/28/2027	3.75
3,579	23.75	2/8/2023	2/8/2028	4.11
2,400	75.00	2/8/2023	2/8/2026	2.11
6,209	28.75	2/27/2023	2/27/2028	4.16
32,088	27.50	5/17/2023	5/17/2028	4.38
4,189	27.50	5/30/2023	5/30/2028	4.42
4,058	31.23	7/18/2023	7/18/2028	4.55
4,418	18.55	10/24/2023	10/24/2028	4.82
2,100	18.25	12/31/2023	12/31/2028	5.00
106,058

The remaining stock-based compensation expense on unvested stock options was $448,067 as of December 31, 2023. The stock options granted during 2023 were to employees, officers, and directors.